SCHEDULE OF FINANCIAL LIABILITY (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Convertible note payable, net of debt issuance costs
Warrant liabilities, net of debt issuance costs	$ 363,932	$ 578,928